Commitments and Contingencies (Details Narrative) £ in Thousands, $ in Thousands											1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 GBP (£)	Aug. 29, 2019 USD ($)	Jul. 26, 2019 GBP (£)	Jul. 05, 2019 GBP (£)	Mar. 01, 2019 USD ($)	Aug. 27, 2018 USD ($)	Jun. 28, 2018 USD ($)	Jun. 28, 2018 GBP (£)	Feb. 29, 2020 USD ($)	Sep. 28, 2019 USD ($)	Sep. 29, 2018 USD ($)	Sep. 29, 2018 GBP (£)	Mar. 26, 2020 USD ($)	Dec. 29, 2018 USD ($)	Sep. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Aug. 27, 2020 USD ($)	Feb. 26, 2020 USD ($)	Dec. 28, 2019 GBP (£)	Sep. 11, 2019 USD ($)	Aug. 27, 2019 USD ($)	Jun. 26, 2019 USD ($)	Jun. 26, 2019 GBP (£)	Jun. 28, 2018 GBP (£)	Dec. 30, 2017 USD ($)	Sep. 15, 2017 USD ($) Installment	Sep. 15, 2017 GBP (£) Installment
Commitments And Contingencies [Line Items]
Proceeds from term loans - related party																		$ 2,538	$ 8,428
Business combination earnout consideration payable																$ 9,731		3,939	$ 9,731									$ 5,029
Pamela D. Whitaker [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration payable																		4,054
Estimated claims for breach of contract and fraudulent inducement																					$ 6,000
Pamela D. Whitaker [Member] | North Carolina Action [Member] | North Carolina [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration payable																		4,054
Minimum [Member] | Subsequent Event [Member] | Pamela D. Whitaker [Member] | North Carolina Action [Member] | New York [Member]
Commitments And Contingencies [Line Items]
Estimated claims for breach of contract and fraudulent inducement																					$ 6,000
CBS Butler Holdings Limited [Member]
Commitments And Contingencies [Line Items]
Business combination deferred consideration paid													$ 195
Gain on final settlement of litigation		$ 1,077
CBS Butler Holdings Limited [Member] | Jackson Investment Group LLC [Member]
Commitments And Contingencies [Line Items]
Proceeds from term loans - related party				$ 2,538
CBS Butler Holdings Limited [Member] | GBP [Member]
Commitments And Contingencies [Line Items]
Accrual final payments | £					£ 2,500	£ 2,150
CBS Butler Holdings Limited [Member] | Share Purchase Agreement [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment payable month and year																			2018-12
CBS Butler Holdings Limited [Member] | Share Purchase Agreement [Member] | GBP [Member]
Commitments And Contingencies [Line Items]
Business combination deferred consideration | £																														£ 150
Business combination deferred consideration paid | £														£ 150
Gain on final settlement of litigation | £			£ 894
CBS Butler Holdings Limited [Member] | Share Purchase Agreement [Member] | Maximum [Member] | GBP [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment | £																														£ 4,214
First Pro Acquisitions [Member]
Commitments And Contingencies [Line Items]
Business combination deferred consideration paid																$ 300			$ 892
Business acquisition cost of acquired entity each quarterly installment payment																													$ 75
Business acquisition cost of acquired entity annual equal installment payment																													$ 2,675
Business combination number of equal annual installments. | Installment																													3	3
Business acquisition quarterly installment payment beginning date																			Oct. 01, 2017
Business acquisition annual equal installment payment beginning date																			Sep. 15, 2018
Business combination remaining liability paid							$ 1,125
Business combination purchase gain recognized							$ 847
Clement May, Limited [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment																		656
Business combination deferred consideration																									$ 444
Business combination deferred consideration paid									$ 2,047
Clement May, Limited [Member] | GBP [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment | £																						£ 500
Business combination deferred consideration | £																										£ 350
Business combination deferred consideration paid | £										£ 1,550
Clement May, Limited [Member] | Maximum [Member] | GBP [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment | £																						500
Clement May, Limited [Member] | Share Purchase Agreement [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment																		656
Business combination deferred consideration									444																$ 444
Business combination deferred consideration paid									2,047
Business combination earnout consideration payable									1,100
Clement May, Limited [Member] | Share Purchase Agreement [Member] | GBP [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment | £																						£ 500
Business combination deferred consideration | £																											£ 350
Business combination deferred consideration paid | £										£ 1,550
Business combination earnout consideration payable									$ 850
Clement May, Limited [Member] | Share Purchase Agreement [Member] | Maximum [Member] | GBP [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment | £																											£ 500
Key Resources, Inc [Member]
Commitments And Contingencies [Line Items]
Business combination earn-out payment								$ 2,027												$ 2,027				$ 2,027
Business combination deferred consideration paid								12,163
Business combination earnout consideration payable								3,427
Business combination earnout consideration interest payment	$ 10
Key Resources, Inc [Member] | Share Purchase Agreement [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration interest payment															$ 40			$ 30
Alleged damages											$ 4,054
Key Resources, Inc [Member] | Share Purchase Agreement [Member] | Earnout Consideration on August 27, 2019 [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration payable								2,027
Key Resources, Inc [Member] | Share Purchase Agreement [Member] | Earnout Consideration on August 27, 2020 [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration payable								2,027
Key Resources, Inc [Member] | Share Purchase Agreement [Member] | Maximum [Member] | Earnout Consideration on August 27, 2019 [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration payable								2,027
Key Resources, Inc [Member] | Share Purchase Agreement [Member] | Maximum [Member] | Earnout Consideration on August 27, 2020 [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration payable								$ 2,027
Key Resources, Inc [Member] | Amended Share Purchase Agreement [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration interest payment																	$ 40
Key Resources, Inc [Member] | Amended Share Purchase Agreement [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Alleged damages											$ 4,054
Key Resources, Inc [Member] | Amended Share Purchase Agreement [Member] | Business Combination Earnout Consideration Postpone February 27, 2020 [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration payable																							$ 2,027
Business combination earnout consideration interest payment												$ 10
Key Resources, Inc [Member] | Amended Share Purchase Agreement [Member] | Earnout Consideration Postpone Date on February 27, 2020 [Member]
Commitments And Contingencies [Line Items]
Business combination earnout consideration payable																							$ 2,027